INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Segment's Revenue, Adjusted EBITDA, Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Number of operating segments | item	4
Revenues:
Revenues	$ 117.5	$ 20.9	$ 13.5
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(266.4)	(282.8)	(124.5)
Operating Segments
Revenues:
Revenues	123.8	28.9	13.5
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(266.4)	(282.8)	(124.5)
Operating Segments | Nebius
Revenues:
Revenues	68.3	9.6	0.5
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(128.5)	(134.1)	(43.9)
Supplemental information about our segment expenses:
Employee compensation expenses	136.3	107.1	7.5
Corporate Functions Expenses (excl. personnel costs)	24.4	17.2	14.1
Other costs and expenses	36.1	19.4	22.8
Total costs and expenses	196.8	143.7	44.4
Operating Segments | AvRide
Revenues:
Revenues	0.3		0.3
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(67.0)	(69.6)	(22.6)
Supplemental information about our segment expenses:
Employee compensation expenses	46.9	48.1	12.4
Other costs and expenses	20.4	21.5	10.5
Total costs and expenses	67.3	69.6	22.9
Operating Segments | Toloka
Revenues:
Revenues	26.4	11.1	10.5
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(40.1)	(42.1)	(22.3)
Supplemental information about our segment expenses:
Employee compensation expenses	40.8	38.4	3.3
Other costs and expenses	25.7	14.8	29.5
Total costs and expenses	66.5	53.2	32.8
Operating Segments | TripleTen
Revenues:
Revenues	28.8	8.2	2.2
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(30.8)	(37.0)	(35.7)
Supplemental information about our segment expenses:
Employee compensation expenses	26.4	21.6	3.5
Other costs and expenses	33.2	23.6	34.4
Total costs and expenses	59.6	45.2	$ 37.9
Eliminations
Revenues:
Revenues	$ (6.3)	$ (8.0)